Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Equipment

4. Equipment:

June 30, 2024	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$176,986	$153,068	$23,918
Furniture and fixtures	6,751	3,459	3,292
	$183,737	$156,527	$27,210

December 31, 2023	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$184,487	$160,219	$24,268
Furniture and fixtures	16,517	11,551	4,966
	$201,004	$171,770	$29,234

Depreciation expense was $2,873 (June 30, 2023 - $3,258) for the quarter ended June 30, 2024.